Contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of contract assets
	December 31, 2020	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2021 (iii)
Total contract assets	7,969,164	4,759,789	2,412	(4,181,263)	8,550,102

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Praia Grande, in the amounts of R$ 2,419 million, R$ 180 million and R$ 158 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Itaquaquecetuba and São Bernardo do Campo, in the amounts of R$ 2,270 million, R$ 199 million and R$ 180 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,955 million, R$ 634 million and R$ 407 million, respectively.

As of December 31, 2021, contract assets include leases recognized before December 31, 2019 in accordance with IAS 17 amounting to R$ 276,893 (R$ 276,893 as of December 31, 2020). The leases are cost of the works, and since June 2020 the complementary works are being carried out by the Company.

	December 31, 2019	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2020 (iii)
Total contract assets	7,617,714	3,984,158	55,706	(3,688,414)	7,969,164

	December 31, 2018	Additions	Write-offs	Transfers	Transfers of works to intangible assets	December 31, 2019
Total contract assets	7,407,948	3,532,283	(4,910)	10,710	(3,328,317)	7,617,714